Commitments and Contingencies - Additional Information (Detail) - Micromidas, Inc.	1 Months Ended							3 Months Ended		12 Months Ended
	May 31, 2019 MMBTU	May 31, 2018 CAD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Rental expense								$ 93,508	$ 68,492	$ 265,671	$ 274,547
Property, plant and equipment, net								46,356,326		45,103,857	42,551,530
Royalties expense								40,353	41,347	41,346	46,491
Maximum
Commitments and Contingencies [Line Items]
Future minimum lease payments, 2021										252,000
Future minimum lease payments, 2022										252,000
Future minimum lease payments, 2023										252,000
Future minimum lease payments, 2024										252,000
Future minimum lease payments, 2025										252,000
Minimum
Commitments and Contingencies [Line Items]
Future minimum lease payments, 2021										216,000
Future minimum lease payments, 2022										216,000
Future minimum lease payments, 2023										216,000
Future minimum lease payments, 2024										216,000
Future minimum lease payments, 2025										216,000
Operating and Maintenance Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement description		The Company executed operating and maintenance agreements for certain services, to facilitate the development and thus bring Origin 1 to the condition necessary for its intended use, commencing in different periods between July 2018 and September 2019, and all generally for five-year periods. The agreements are generally automatically extended for one-year periods thereafter.
Service agreement, periods		5 years
Operating and maintenance agreements, automatic extension periods		1 year
Property, plant and equipment, net								116,855	109,354	257,910	210,577
Operating and Maintenance Agreement [Member] | Minimum
Commitments and Contingencies [Line Items]
Operating and maintenance agreements, fixed payments per year		$ 350,000
Take Or Pay Steam Supply Agreement Member]
Commitments and Contingencies [Line Items]
Agreement description	The Company also concurrently executed a take-or-pay steam supply agreement commencing by October 1, 2019, through December 31, 2022, whereby the Company will receive up to 25% for the first year and 50% thereafter of the steam generated, up to 140,000 MMBtus per year.
Property, plant and equipment, net								58,851	0	110,140	0
Service agreement, percentage of steam receivable thereafter	50.00%
Take Or Pay Steam Supply Agreement Member] | Maximum
Commitments and Contingencies [Line Items]
Service agreement, percentage of steam receivable during first year	25.00%
Service agreement, MMBtus per year generated | MMBTU	140,000
Patent License Agreement [Member]
Commitments and Contingencies [Line Items]
License agreement, description			In July 2017, the Company entered into a patent license agreement for $50,000, which expires upon expiration of the last patent in December 2025.
License agreement term			2025-12
License agreement amount			$ 50,000	$ 500,000	$ 35,000
Royalty payment per year					25,000
Royalty payment, cumulative amount				500,000		$ 10,000,000
Upfront license fee royalty and a variable royalty, aggregate cap per facility				$ 10,000,000
License payment, royalty payment								0	0	0	0
Patent License Agreement [Member] | Maximum
Commitments and Contingencies [Line Items]
Royalty payment per year			25,000			$ 2,000,000
Royalty payment, cumulative amount					$ 1,000,000
Patent License Agreement [Member] | Minimum
Commitments and Contingencies [Line Items]
Royalty payment per year			$ 5,000
Nonexclusive Patents Llicense Agreement [Member]
Commitments and Contingencies [Line Items]
Royalty payment per year							$ 5,000
Percentage of net sales Percentage							0.40%
Joint Development Agreements [Member]
Commitments and Contingencies [Line Items]
Agreement description		The Company entered into a joint development agreement (the "JDA") with a stockholder to evaluate alternative uses for one of the Company's products. The term of the JDA is the later of (i) three years from the JDA effective date and (ii) the final expected development program completion date as specified in the JDA.
Service agreement, periods		3 years
Property, plant and equipment, net								$ 0	$ 0	$ 0	$ 2,876